Subsequent Events - Additional Information (Details1) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 28, 2024	Mar. 20, 2024	Feb. 27, 2024	Feb. 09, 2024	Sep. 13, 2023	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	May 15, 2024	Jul. 04, 2023
Subsequent Event [Line Items]
Common stock shares outstanding									3,276,076
Other commitment							$ 6,138
Cash payment to third party			$ 1,800
Payment of merger costs	$ 7,058			$ 150
Stock issued during the period shares restructuring	17,696,425
Class of warrant or right, Number of securities called by warrants or rights							3,016,409
Common stock shares outstanding							35,255,013		4,678,950
Number of consecutive trading days for determining the share price							30 days
Commitment fee paid in shares				33,333
Payment of stock issuance costs							$ 2,929	$ 0
Common stock shares issued							35,255,013		4,678,950
Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Common stock shares outstanding									4,678,950	4,658,184
Share price									$ 3.71	$ 5.75
Payment of stock issuance costs									$ 336	$ 0
Common stock shares issued									4,678,950	4,658,184
Capital Market Advisory Agreement With Additional Third Party [Member]
Subsequent Event [Line Items]
Other commitment					$ 1,250
Fees payable monthly instalment		$ 250										$ 42
Capital Market Advisory Agreement With Additional Third Party [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Debt instrument face value		250
Other commitment					$ 1,250
Placement agent fees as a percentage of debt amount raised					5.00%
Threshold minimum gross proceeds from merger					$ 40,000
Minimum gross proceeds from merger					1,250
Fees payable in cash if minimum proceeds from merger is not raised					750
Portion of the fees payable in cash if minimum proceeds from merger is not raised					$ 500
Number of days post merger based on which trading volume is determined					30 days
Capital Markets Advisor Fee [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Minimum gross proceeds from merger					$ 40,000
Common Class B [Member]
Subsequent Event [Line Items]
Common stock shares unvested and subject to forfeiture							1,129,630
Common Class B [Member] | Sponsor Co Investor And Certain Directors [Member]
Subsequent Event [Line Items]
Common stock shares outstanding							5,750,000
Common stock shares outstanding and subject to forfeiture							1,423,500
New Company Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during the period shares new issues						11,666
Subsequent Event [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Cash payment to third party			$ 1,800
Payment of merger costs	$ 7,227			$ 150
Stock issued during the period shares restructuring	17,696,425
Class of warrant or right, Number of securities called by warrants or rights	3,016,409
Threshold cash limit minimum	$ 10,000
Threshold cash limit maximum	25,000
Subsequent Event [Member] | Capital Market Advisory Agreement With Additional Third Party [Member]
Subsequent Event [Line Items]
Debt instrument face value		1,000
Subsequent Event [Member] | Capital Market Advisory Agreement With Additional Third Party [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Debt instrument face value		1,000
Fees payable monthly instalment		42
Subsequent Event [Member] | Capital Market Advisory Amendment Agreement With Additional Third Party [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Debt instrument face value		1,000
Loss Contingency, Loss in Period		292
Fees payable monthly instalment		42
Subsequent Event [Member] | Capital Markets Advisor Fee [Member] | Closing of the Initial Business Combination [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Other commitment													$ 500
Subsequent Event [Member] | Capital Markets Advisor Fee [Member] | Post Business Combination Event [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Other commitment													1,000
Subsequent Event [Member] | Capital Markets Advisor Fee [Member] | Post Initial Business Combination [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Other commitment													$ 1,000
Subsequent Event [Member] | Engagement Letter With An Additional Third Party [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Term of agreement				18 months
Amount of fees waivable				$ 300
Fees prepayable after the waiver				1,800							$ 1,500
Minimum proceeds from financing				$ 15,000
Subsequent Event [Member] | Engagement Letter With Additional Third Party As Amended [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Payment of cash trnasaction fees		6,457
Out of pocket expenses paid in cash		$ 11
Subsequent Event [Member] | Sponsor Co Investor And Certain Directors [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Threshold cash limit	$ 10,000
Subsequent Event [Member] | Common Class B [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Percentage of shares subject to forfeiture	30.00%
Subsequent Event [Member] | Common Class B [Member] | Sponsor Co Investor And Certain Directors [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Common stock shares outstanding	5,750,000
Common stock shares outstanding and subject to forfeiture	1,005,000
Common stock shares outstanding and not subject to forfeiture	4,745,000
Subsequent Event [Member] | New Company Common Stock [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Common stock shares issued						11,666
Subsequent Event [Member] | Sponsor Shares [Member] | Sponsor [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Number of trading days for determining the share price	20 days
Number of consecutive trading days for determining the share price	30 days
Subsequent Event [Member] | Sponsor Shares [Member] | Common Class B [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Common stock shares unvested and subject to forfeiture	1,423,500
Actual unvested shares liable to forfeiture	1,129,630
Subsequent Event [Member] | Share Price Equal Or Exceeds Twelve Rupees Per Dollar [Member] | Sponsor Shares [Member] | Sponsor [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Share price	$ 12